Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2024
Auditors Remuneration [Abstract]
Schedule of Audit and Review of Financial Statements
	Years Ended June 30,
	2024	2023	2022

- Audit and review of financial statements (1)	248,200	246,400	216,400
- Other audit services (2)	95,500	52,000	-
	343,700	298,400	216,400
1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.	Included in the balance are amounts related to additional regulatory filings during the 2023 financial years. All services provided are considered audit services for the purpose of SEC classification.